Trade accounts payable - Schedule of Trade Accounts Payable (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Trade and Other Current Receivables [line items]
Trade accounts payable	R$ 372,547	R$ 180,491
Other
Trade and Other Current Receivables [line items]
Trade accounts payable	953	2,285
Domestic trade accounts payable
Trade and Other Current Receivables [line items]
Trade accounts payable	369,876	178,050
Foreign suppliers
Trade and Other Current Receivables [line items]
Trade accounts payable	R$ 1,718	R$ 156